Investment in joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Joint Ventures [Abstract]
Schedule of carrying amount of the company’s interest in Promedical S.A
Name of joint venture	Principal activity	Place of incorporation and principal place of business	Proportion of ownership interest and voting rights held by the Company
			As of December 31, 2022	As of December 31, 2021
Promedical S.A.	Marketing and pharmaceuticals	Santa Cruz de la Sierra, Bolivia	50%	50%

	As of December 31
	2022	2021
Net assets of Promedical S.A.	$3,789	$6,434
Proportion of the Group’s ownership interest in Promedical S.A.	1,895	3,217
Other adjustments	(390)	(774)
Carrying amount of the Group’s interest in Promedical S.A.	$1,505	$2,443

Schedule of financial information of joint venture
	As of December 31
	2022	2021
Current assets	$10,107	$10,324
Non-current assets	2,970	3,136
Current liabilities	8,422	6,231
Non-current liabilities	866	795
Equity	3,789	6,434
Revenue	19,844	23,704
(Loss)/income for the year	(2,040)	1,423
Total comprehensive (loss)/income	(2,040)	1,423